Convertible Notes Payable	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 8 - Convertible Notes Payable

Convertible notes payable consist of the following at December 31, 2017 and 2016, respectively:

	December 31,	December 31,
	2017	2016

On October 30, 2017, the Company received proceeds of $50,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on January 31, 2018 (“Second Diamond Rock Note”). The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. Currently in default.	$50,000	$-

On October 30, 2017, the Company received proceeds of $50,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on January 31, 2018 (“Second SEG Note”). The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $10,000 of principal was converted into 5,208,333 shares of common stock on October 31, 2017. Currently in default.	40,000	-

On October 30, 2017, the Company received proceeds of $50,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on January 31, 2018 (“Second RDW Note”). The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $50,000 of principal was converted into an aggregate of 31,015,038 shares of common stock at various dates between November 8, 2017 and December 26, 2017.	-	-

On August 8, 2017, the Company entered into an exchange agreement with Diamond Rock, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First Diamond Rock Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $15,000 of principal was converted into an aggregate of 7,812,500 shares of common stock at various dates between November 6, 2017 and November 13, 2017. Currently in default.	35,000	-

On August 8, 2017, the Company entered into an exchange agreement with The Special Equities Group, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First SEG Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. Currently in default.	50,000	-

On August 8, 2017, the Company entered into an exchange agreement with RDW Capital, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First RDW Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $25,000 of principal was converted into 13,157,895 shares of common stock on October 31, 2017. Currently in default.	25,000	-

On October 10, 2016, the Company issued a 10% interest bearing; unsecured convertible promissory note with a face value of $300,000 (“Seventh Redwood Note”), which matures on October 10, 2017, pursuant to a Warrant Purchase Agreement by and among Redwood Management, LLC, the Company and Typenex. Pursuant to this agreement, Redwood purchased the warrants from Typenex, and Typenex provided a Satisfaction of Judgment and Release of Garnishment to release the Writ of Garnishment Typenex had placed on our transfer agent. Redwood paid installment payments to Typenex in the aggregate amount of $300,000, which were completed on, or about November 10, 2016. The principal and interest of the Seventh Redwood Note is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law. This settled the dispute with Typenex. A total of $308,750, consisting of $300,000 of principal and $8,750 of interest, was converted into 135,596,882 shares of common stock on various dates between November 21, 2016 and February 24, 2017.	$-	$275,000

On March 11, 2016, the Company received net proceeds of $90,000 in exchange for a 10% interest bearing; unsecured convertible promissory note with a face value of $105,000 (“Fifth Redwood Note”), which matures on December 11, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law. A total of $120,517, consisting of $105,000 of principal and $15,517 of interest, was converted into an aggregate of 47,820,025 shares of common stock at various dates between November 8, 2016 and March 13, 2017.	-	27,480

Total convertible notes payable, currently in default	200,000	302,480
Less unamortized derivative discounts:	30,010	149,456
Convertible notes payable	169,990	153,024
Less: current portion	169,990	153,024
Convertible notes payable, less current portion	$-	$-

The Company recognized interest expense for the years ended December 31, 2017 and 2016, respectively, as follows:

	December 31,	December 31,
	2017	2016

Interest on convertible notes	$8,531	$52,720
Interest on related party loans	2,010	2,400
Amortization of derivative discounts	340,961	551,149
Amortization of loan origination costs	-	79,451
Amortization of beneficial conversion feature	-	81,648
Amortization of OID	-	36,914
Interest on judgment payable	-	13,141
Total interest expense	$351,502	$817,423

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total discounts of $221,515 and $652,433 for the variable conversion features of the convertible debts incurred during the years ended December 31, 2017 and 2016, respectively. The discounts, as recognized below, are being amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $340,961 and $749,162 of interest expense pursuant to the amortization of note discounts during the years ended December 31, 2017 and 2016, respectively.

The Company recognized interest expense for the years ended December 31, 2017 and 2016, respectively, as follows:

	December 31,	December 31,
	2017	2016

Derivative discounts	$221,515	$571,183
Original issue discounts	-	23,750
Loan origination costs	-	57,500
Total debt discounts	$221,515	$652,433

All of the convertible debentures carry default provisions that place a “maximum share amount” on the note holders. The maximum share amount that can be owned as a result of the conversions to common stock by the note holders is 4.99% of the Company’s issued and outstanding shares.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued on the Redwood Notes represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. The Company calculated the fair value of the compound embedded derivatives associated with the convertible debentures utilizing a lattice model.